RELATED PARTY TRANSACTIONS (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Salaries and other emoluments	$ 4,263	$ 6,723	$ 11,969	$ 11,627	$ 10,175
Total	$ 4,263	$ 6,723	$ 11,969	$ 11,627	$ 10,175